Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Empower Securefoundation Balanced Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower Securefoundation® Balanced Fund
Class Name	Class L
Trading Symbol	MXLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Securefoundation ® Balanced Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Class L/MXLDX)	$ 87	0.84% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.89%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 9.15% over the same period.
The Fund invests primarily in a mix of underlying index funds in order to achieve its investment objective.
Allocations to U.S. equity, and large cap equities in particular, were the largest asset allocation contributor from an absolute return perspective.
The allocation to core fixed income was the largest asset allocation detractor from an absolute return perspective
.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower SecureFoundation ® Balanced Fund (Class L/MXLDX)	7.89%	5.48%	5.77%
FT Wilshire 5000 Index	23.76%	14.11%	12.73%
Composite Index	9.15%	6.06%	6.52%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 762,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 762M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.99%
Empower S&P 500 ® Index Fund Institutional Class	20.82%
Empower International Index Fund Institutional Class	13.88%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.69%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	9.11%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.52%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.99%
Empower S&P 500 ® Index Fund Institutional Class	20.82%
Empower International Index Fund Institutional Class	13.88%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.69%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	9.11%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.52%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Securefoundation Balanced Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Securefoundation® Balanced Fund
Class Name	Institutional Class
Trading Symbol	MXCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Securefoundation ® Balanced Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Institutional Class/MXCJX)	$ 25	0.24% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.64%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 9.15% over the same period.
The Fund invests primarily in a mix of underlying index funds in order to achieve its investment objective.
Allocations to U.S. equity, and large cap equities in particular, were the largest asset allocation contributor from an absolute return perspective.
The allocation to core fixed income was the largest asset allocation detractor from an absolute
return perspective.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower SecureFoundation ® Balanced Fund (Institutional Class/MXCJX)	8.64%	6.15%	6.36%
FT Wilshire 5000 Index	23.76%	14.11%	12.94%
Composite Index	9.15%	6.06%	6.43%
(a)
Institutional Class
inception
date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 762,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 762M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.99%
Empower S&P 500 ® Index Fund Institutional Class	20.82%
Empower International Index Fund Institutional Class	13.88%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.69%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	9.11%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.52%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.99%
Empower S&P 500 ® Index Fund Institutional Class	20.82%
Empower International Index Fund Institutional Class	13.88%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.69%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	9.11%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.52%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Securefoundation Balanced Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Securefoundation® Balanced Fund
Class Name	Investor Class
Trading Symbol	MXSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Securefoundation ® Balanced Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Investor Class/MXSBX)	$ 61	0.59% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.18%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 9.15% over the same period.
The Fund invests primarily in a mix of underlying index funds in order to achieve its investment objective.
Allocations to U.S. equity, and large cap equities in particular, were the largest asset allocation contributor from an absolute return perspective.
The allocation to core fixed income was the largest asset allocation detractor from an absolute
return perspective.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower SecureFoundation ® Balanced Fund (Investor Class/MXSBX)	8.18%	5.79%	6.07%
FT Wilshire 5000 Index	23.76%	14.11%	12.73%
Composite Index	9.15%	6.06%	6.52%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 762,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 762M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten
Holdings
Empower Bond Index Fund Institutional Class	34.99%
Empower S&P 500 ® Index Fund Institutional Class	20.82%
Empower International Index Fund Institutional Class	13.88%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.69%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	9.11%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.52%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten
Holdings
Empower Bond Index Fund Institutional Class	34.99%
Empower S&P 500 ® Index Fund Institutional Class	20.82%
Empower International Index Fund Institutional Class	13.88%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.69%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	9.11%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.52%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Securefoundation Balanced Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Securefoundation® Balanced Fund
Class Name	Service Class
Trading Symbol	MXSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Securefoundation ® Balanced Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Service Class/MXSHX)	$ 72	0.69% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.09%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 9.15% over the same period.
The Fund invests primarily in a mix of underlying index funds in order to achieve its investment objective.
Allocations to U.S. equity, and large cap equities in particular, were the largest asset allocation contributor from an absolute return perspective.
The allocation to core fixed income was the largest
asset
allocation detractor from an absolute return perspective.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower SecureFoundation ® Balanced Fund (Service Class/MXSHX)	8.09%	5.68%	5.96%
FT Wilshire 5000 Index	23.76%	14.11%	12.73%
Composite Index	9.15%	6.06%	6.52%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 762,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 762M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.99%
Empower S&P 500 ® Index Fund Institutional Class	20.82%
Empower International Index Fund Institutional Class	13.88%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.69%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	9.11%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.52%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.99%
Empower S&P 500 ® Index Fund Institutional Class	20.82%
Empower International Index Fund Institutional Class	13.88%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.69%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	9.11%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.52%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Securefoundation Balanced ETF Fund - Class A
Shareholder Report [Line Items]
Fund Name	Empower Securefoundation® Balanced ETF Fund
Class Name	Class A
Trading Symbol	SFBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Securefoundation ® Balanced ETF Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced ETF Fund (Class A/SFBPX)	$ 29	0.28% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.05%).

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.99%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 8.93% over the same period.
The Fund invests in a mix of underlying exchange-traded funds in order to achieve its investment objective.
Allocations to U.S. equity, and large cap equities in particular, were the largest asset allocation contributor from an absolute return perspective.
The allocation to core fixed income was the
largest
asset allocation detractor from an absolute return perspective.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower SecureFoundation ® Balanced ETF Fund (Class A/SFBPX)	8.99%	5.71%	6.13%
Empower SecureFoundation ® Balanced ETF Fund (Class A/SFBPX) (a)	3.54%	4.63%	5.59%
FT Wilshire 5000 Index	23.76%	14.11%	12.73%
Composite Index	8.93%	5.93%	6.53%
(a)	Reflects 5.00% sales charge

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 19,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0	[3]
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 19M
Total number of portfolio holdings	8
Total advisory fee paid	$ 0.0M (a)
Portfolio turnover rate as of the end of the reporting period	9%
(a)	Amount represents less than $50K.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Vanguard Total Bond Market ETF	38.24%
Vanguard S&P 500 ® ETF	19.41%
Vanguard FTSE Developed Markets ETF	12.84%
Vanguard S&P Mid-Cap 400 ® ETF	10.67%
Vanguard Russell 2000 ETF	8.30%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.44%
Vanguard FTSE Emerging Markets ETF	4.20%
Federated Hermes Government Obligations Fund Institutional Class	1.90%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Vanguard Total Bond Market ETF	38.24%
Vanguard S&P 500 ® ETF	19.41%
Vanguard FTSE Developed Markets ETF	12.84%
Vanguard S&P Mid-Cap 400 ® ETF	10.67%
Vanguard Russell 2000 ETF	8.30%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.44%
Vanguard FTSE Emerging Markets ETF	4.20%
Federated Hermes Government Obligations Fund Institutional Class	1.90%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).
[2]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.05%).
[3]	Amount represents less than $50K.